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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                         Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2002 through October 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                             -----------------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       7
Financial Statements                         12
Notes to Financial Statements                16
Report of Independent Auditors               21
The Pioneer Family of Funds                  22
Trustees, Officers and Service Providers     23

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The stock market rally that began last spring extended into late summer as signs of an economic recovery accumulated. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals. While broader market indicators managed small gains, the NASDAQ Composite rose sharply in the third quarter as investors sensed that companies might soon boost technology outlays. September's dip in consumer expectations linked to slow job creation, plus cutbacks in OPEC oil production, drove markets off their highest levels. Investors also kept an eye on the news, as U.S. troops came under daily fire in Iraq and tensions elsewhere remained.

As the economy appeared to strengthen, investors who had sought safety in U.S. Treasury issues grew less risk-averse. As a result, corporate bonds moved broadly higher and the Treasury bond rally stalled. Some of the biggest gains were recorded among lowerrated, high-yield bonds whose issuers often depend on a strong economy to boost earnings. Bonds in emerging and developed markets also did well, as economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or backstage, delivering periods of stronger or weaker performance relative to one another.

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert Hood

Osbert Hood, President and Chief Executive Officer
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

[begin boxed text]
-------------------------------
Pioneer's new president

Osbert Hood was recently named
Chief Executive Officer and
President of Pioneer
Investments U.S.A. Mr. Hood,
formerly Pioneer's Chief
Operating Officer and a key
member of the senior
management committee, joined
Pioneer in 2000 from John
Hancock Financial Services,
where he had held senior
financial positions. "I am
excited and honored to have
the opportunity to lead
Pioneer as it continues to
grow," Mr. Hood said. "As CEO
I look forward to furthering
Pioneer's strategic goals,
including developing new
products that can meet the
wider needs of investors and
the advisers who serve them."
-------------------------------
[end boxed text]

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------
(As a percentage of total investment portfolio)

[the following data was represented as a pie chart in the printed material]


Corporate Bonds                            76.5%
Foreign Government Bonds                   14.1%
Convertible Corporate Bonds                 7.4%
Municipal Bonds                             2.0%

10 Largest Holdings
--------------------------------------
(As a percentage of total investment portfolio)*

 1.  Freeport-McMoRan Copper & Gold, 10.125%, 2/1/10           3.33%
 2.  Kvaerner A.S., 0.0%, 10/30/11                             3.26
 3.  Republic of Columbia, 9.75%, 4/9/11                       3.22
 4.  LodgeNet Entertainment Corp., 9.5%, 6/15/13               3.15
 5.  BF Saul Real Estate Investment Trust, 9.75%, 4/1/08       2.99
 6.  Republic of Ecuador, 5.0%, 8/15/30                        2.71
 7.  Xerox Corp., 8.0%, 2/1/27                                 2.64
 8.  Mobifon Holdings, 12.5%, 7/31/10                          2.57
 9.  IESI Corp., 10.25%, 6/15/12                               2.53
10.  Vestel Electronics Finance, 11.5%, 5/14/07 (144A)         2.51

* This list excludes temporary cash and derivative investments. Fund holdings will vary for other periods.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $11.31     $8.56

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/02 - 10/31/03)      Income       Capital Gains   Capital Gains
                          $1.000       $ -             $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2003)

                   Net Asset   Public Offering
Period               Value         Price*
Life-of-Class
(8/27/01)           16.87%         14.45%
 1 Year             45.59          39.08

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

Value of $10,000 Investment+

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Date              Pioneer Global         ML Global High Yield
                  High Yield Fund*       & Emerging Markets Plus Index

 8/31/2001         $9,550                $10,000
10/31/2001         $9,244                 $9,591
10/31/2002         $9,272                 $9,429
10/31/2003        $13,499                $13,385

    The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its manage ment fee and subsidized other Fund expenses; otherwise, returns would have been lower.

+ Index comparison begins on 8/31/01. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

    Past performance does not guarantee future results. Returns and principal value fluctuate and your shares, when redeemed, may be worth more or less than their original cost.

    The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03
--------------------------------------------------------------------------------

High-yield bond markets throughout the world rose during the 12 months ended October 31, 2003, as investors grew more aggressive in the face of evidence that economic growth was beginning to accelerate. The declining value of the U.S. dollar on international currency markets also gave further support to bonds denominated in foreign currencies. In the following discussion, Andrew D. Feltus, a member of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment during the 12-month period.

Q:  How did the Fund perform?

A: The Fund performed exceptionally well. For the 12 months ended October 31, 2003, the Fund's Class A shares had a total return of 45.58%, at net asset value. During the same period, the Merrill Lynch Global High Yield & Emerging Markets Plus Index returned 34.69%, while the Merrill Lynch High Yield Master II Index, a benchmark for the U.S. high-yield market, returned 33.10%. The Fund's 30-day SEC yield on October 31, 2003 was a competitive 7.39%.

Q:  What factors were responsible for this performance?

A: It would not be too much of an overstatement to say that virtually all high-yield markets gained during the period. In addition, our international diversification helped substantially as the U.S. dollar declined in value versus major foreign currencies. Our emphasis on the euro, Canadian dollar and South African rand added to performance as those countries' currencies gained in value versus the dollar by 17.06%, 18.08% and 45.09%, respectively.

    The fiscal year began with high-yield bonds, both U.S. and foreign, selling at extremely depressed prices. Economic growth was sluggish at a time when many U.S. companies were caught up in a series of corporate and accounting scandals that threatened to undermine the prices of corporate stocks and bonds. In addition, emerging markets were in the doldrums as investors worried about both the world economy and uncertainties in individual countries, most notably Brazil, which faced a presidential election. The investment backdrop quickly turned favorable, however. A key event was the decision of the U.S. Federal Reserve in early November 2002 to cut short-term interest rates by an additional one-half of one percentage point. That injected new liquidity into the market and encouraged investors to shift funds into riskier sectors, such as equities, high yield and emerging market sectors. At the same time, new data suggested that the economy was gaining strength, improving the outlook for corporate profits and encouraging investors to become less risk averse. This condition also caused the U.S. dollar to weaken, helping the competitive positions of many

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    American manufacturers while at the same time increasing the potential returns of foreign investments.

Q:  What were your principal strategies during the period?

A: Encouraged by the Federal Reserve Board's interest-rate reductions and the impending cuts in federal tax rates, we focused on companies in sectors that benefit from cyclical recoveries. The companies included many commodity producers and technology companies. In addition, we thought the U.S. dollar would continue to be weak, and we overweighted foreign currency-denominated bonds. While we slightly underweighted emerging-market debt, we tended to concentrate our investments in some of the best-performing markets, such as Russia and Brazil. In the latter, the newly elected president turned out to be friendlier to business and debt holders than expected and he initiated a series of reforms that stabilized the economy and encouraged investment.

    Diversification is important in managing risk. During the period, the Fund's approach was to invest a minimum of one-third of portfolio assets in the United States and a minimum of one-third of assets in developed markets outside the United States. We had no minimum in the emerging markets, where we intended to invest opportunistically as we found compelling values. While our process emphasized fundamental research of securities, we also were very conscious of the macroeconomic and political factors that can influence the performance of individual securities independently of the strength of a company's underlying fundamentals.

    Throughout the year, we continued to take advantage of price gains in some securities by selling them and reaping profits, redeploying assets into other securities that we believed offered superior relative value.

Q:  What were some of the investments that helped performance?

A: Kinross Gold, a Canadian operator of gold mines, was a good example of a high-yield investment in a company positioned to benefit from both rising commodity prices and the declining value of the U.S. dollar. The value of the bonds of the company gained 28.6% in local currency, even before adding the effects of the appreciating Canadian dollar. Freeport-McMoRan, a U.S.-based company with extensive copper and gold mining operations in Indonesia, also made a major contribution to performance. Another U.S. company that added to the Fund's return was Xerox, whose bonds rose materially after it successfully put some corporate-governance and balance-sheet issues behind it and began to increase earnings.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03                             (continued)
--------------------------------------------------------------------------------

    Emerging market bonds did well. In Brazil, our investment in AmBev, a major beer brewer, turned in particularly strong performance. Mobile Telesystems, a Russian wireless communications service provider was another significant contributor, as was Vitro, a Mexican gas producer.

Q:  In a good year, did you have any disappointments?

A: Yes. While performance was generally aided by our commodity holdings, our investment in the U.S. paper company Fibermark hurt the Fund's performance. The paper industry did not do as well as other commodity industries and Fibermark ran into its own operational problems. As a result, the bond price declined. In general, our emerging markets holdings performed well. There were exceptions, however. Our investment in sovereign bonds of the Dominican Republic detracted from performance as the securities were pulled down because of a national banking crisis.

Q: What is your investment outlook?

A: We think the outlook for high-yield bonds continues to be favorable, but we also believe investors should have realistic expectations for performance. The returns of the past year came as bonds bounced back from the bottom of the market. Such returns are unlikely to be sustained.

    That being said, we think the environment for high-yield investments continues to be good. The U.S. Federal Reserve has sent out strong signals that it intends to keep short-term rates low, and the economy appears to be gaining strength. This factor should help corporations increase their earnings and support the performance of high-yield corporate bonds. At the same time, we anticipate that the U.S. dollar will continue to be weak, although it probably will not decline as much as it did during the last year. Foreign-currency-denominated bonds should offer good opportunities. In particular, we believe the European high-yield market is less efficient than other markets because it is relatively young and less liquid. As a result of that inefficiency, we have been finding very attractive European bonds that we believe are undervalued relative to comparable U.S. securities.

    We expect to continue to keep the Fund well diversified, seeking opportunities in the United States, Europe and the emerging markets.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03
--------------------------------------------------------------------------------

  Principal
   Amount                                                             Value
               CONVERTIBLE CORPORATE BONDS - 7.5%
               Consumer Durables & Apparel - 1.7%
               Leisure Products - 1.7%
$  15,000      Aristocrat Leisure, Ltd., 5.0%, 5/31/06             $ 14,025
                                                                   --------
               Total Consumer Durables & Apparel                   $ 14,025
                                                                   --------
               Pharmaceuticals & Biotechnology - 3.1%
               Biotechnology - 3.1%
   10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08               $  8,575
   10,000      Human Genome, 3.75%, 3/15/07                           8,850
   10,000      Vertex Pharmaceuticals, Inc., 5.0%, 9/19/07            8,850
                                                                   --------
               Total Pharmaceuticals & Biotechnology               $ 26,275
                                                                   --------
               Semiconductors - 1.1%
   10,000      Triquint Semiconductor, 4.0%, 3/1/07                $  9,125
                                                                   --------
               Total Semiconductors                                $  9,125
                                                                   --------
               Telecommunication Services - 1.6%
               Integrated Telecommunication Services - 1.6%
   22,000      Colt Telecom Group, 2.0%, 8/6/05                    $ 13,716
                                                                   --------
               Total Telecommunication Services                    $ 13,716
                                                                   --------
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost $53,738)                                      $ 63,141
                                                                   --------
               CORPORATE BONDS - 77.4%
               Energy - 3.6%
               Oil & Gas Drilling - 1.8%
   15,000      Parker Drilling Corp., 9.675%, 10/1/23 (144A)       $ 15,413
                                                                   --------
               Oil & Gas Exploration & Production - 1.8%
   15,000      Energy Partners Ltd., 8.75%, 8/1/10 (144A)          $ 15,450
                                                                   --------
               Total Energy                                        $ 30,863
                                                                   --------
               Materials - 15.7%
               Commodity Chemicals - 1.6%
   15,000      Arco Chemical Co., 9.8%, 2/1/20                     $ 13,425
                                                                   --------
               Construction Materials - 3.3%
  350,000      Kvaerner A.S., 0.0%, 10/30/11(a)                    $ 27,907
                                                                   --------
               Diversified Chemicals - 2.4%
   20,000      Huntsman ICI Chemicals LLC, 10.125%, 7/1/09         $ 20,190
                                                                   --------
               Diversified Metals & Mining - 3.3%
   25,000      Freeport-McMoRan Copper & Gold, 10.125%, 2/1/10     $ 28,500
                                                                   --------
               Metal & Glass Containers - 1.5%
   10,000      Crown Euro Holdings, 10.25%, 3/1/13                 $ 12,764
                                                                   --------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------


  Principal
   Amount                                                                     Value
               Paper Products - 1.9%
$  10,000      Corp Durango SA de CV, 13.125%, 8/1/06(c)                   $  6,000
   15,000      Fibermark Inc., 10.75%, 4/15/11                                9,900
                                                                           --------
                                                                           $ 15,900
                                                                           --------
               Specialty Chemicals - 1.7%
   15,000      Rhodia SA, 9.25%, 6/1/11                                    $ 14,664
                                                                           --------
               Total Materials                                             $133,350
                                                                           --------
               Capital Goods - 2.5%
               Construction, Farm Machinery & Heavy Trucks - 2.5%
   20,000      Hines Nurseries Inc., 10.25%, 10/1/11 (144A)                $ 21,400
                                                                           --------
               Total Capital Goods                                         $ 21,400
                                                                           --------
               Commercial Services & Supplies - 2.6%
               Environmental Services - 2.6%
   20,000      IESI Corp., 10.25%, 6/15/12                                 $ 21,650
                                                                           --------
               Total Commercial Services & Supplies                        $ 21,650
                                                                           --------
               Transportation - 3.1%
               Air Freight & Couriers - 0.9%
    9,000      Evergreen International Aviation, 12.0%, 5/15/10 (144A)     $  7,920
                                                                           --------
               Airlines - 2.2%
   25,000      AMR Corp., 9.8%, 10/1/21                                    $ 18,687
                                                                           --------
               Total Transportation                                        $ 26,607
                                                                           --------
               Consumer Durables & Apparel - 1.9%
               Photographic Products - 1.9%
   15,000      American Color Graphic, 10.0%, 6/15/10 (144A)               $ 16,087
                                                                           --------
               Total Consumer Durables & Apparel                           $ 16,087
                                                                           --------
               Hotels, Restaurants & Leisure - 5.0%
               Casinos & Gaming - 5.0%
   15,000      Majestic Star Casino LLC, 9.5%, 10/15/10 (144A)             $ 15,525
   15,000      Pinnacle Entertainment, Inc., 8.75%, 10/1/13                  15,000
   10,000      Wynn Las Vegas LLC Corp., 12.0%, 11/1/10                      11,625
                                                                           --------
                                                                           $ 42,150
                                                                           --------
               Total Hotels, Restaurants & Leisure                         $ 42,150
                                                                           --------
               Media - 3.2%
               Movies & Entertainment - 3.2%
   25,000      LodgeNet Entertainment Corp., 9.5%, 6/15/13                 $ 27,000
                                                                           --------
               Total Media                                                 $ 27,000
                                                                           --------

8   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                        Value
               Retailing - 3.8%
               Catalog Retail - 1.7%
$  15,000      Vicap SA, 11.375%, 5/15/07                                     $ 14,550
                                                                              --------
               Department Stores - 2.1%
   17,000      J.C. Penney, Co., 8.25%, 8/15/22                               $ 17,510
                                                                              --------
               Total Retailing                                                $ 32,060
                                                                              --------
               Food, Beverage & Tobacco - 2.4%
               Brewers - 2.4%
   20,000      CIA Brasileira de Bebidas, 8.75%, 9/15/13 (144A)               $ 20,700
                                                                              --------
               Total Food, Beverage & Tobacco                                 $ 20,700
                                                                              --------
               Health Care Equipment & Supplies - 6.3%
               Health Care Facilities - 1.9%
   15,000      Ardent Health Systems, 10.0%, 8/15/13 (144A)                   $ 16,050
                                                                              --------
               Health Care Services - 4.4%
   20,000      National Nephrology Associates, Inc., 9.0%, 11/1/11 (144A)     $ 20,650
   15,000      NDC Health Corp., 10.5%, 12/1/12                                 16,725
                                                                              --------
                                                                              $ 37,375
                                                                              --------
               Total Health Care Equipment & Supplies                         $ 53,425
                                                                              --------
               Diversified Financials - 5.2%
               Multi-Sector Holding - 1.8%
  286,977      Sydsvenska Kemi, 0.0%, 6/9/11                                  $ 15,653
                                                                              --------
               Diversified Financial Services - 3.4%
   10,000      MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)                 $ 12,706
   15,000      Sheridan Acquisition Group Corp., 10.25%, 8/15/11                15,675
                                                                              --------
                                                                              $ 28,381
                                                                              --------
               Total Diversified Financials                                   $ 44,034
                                                                              --------
               Real Estate - 4.3%
               Real Estate Investment Trusts - 4.3%
   25,000      BF Saul Real Estate Investment Trust, 9.75%, 4/1/08            $ 25,625
   10,000      Meristar Hospitality Operation Finance Corp.,
               10.5%, 6/15/09                                                   10,850
                                                                              --------
                                                                              $ 36,475
                                                                              --------
               Total Real Estate                                              $ 36,475
                                                                              --------
               Technology Hardware & Development - 5.2%
               Electronic Equipment & Instruments - 2.5%
   20,000      Vestel Electronics Finance, 11.5%, 5/14/07 (144A)              $ 21,500
                                                                              --------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------


  Principal
    Amount                                                                 Value
                Office Electronics - 2.7%
$   25,000      Xerox Corp., 8.0%, 2/1/27                               $ 22,625
                                                                        --------
                Total Technology Hardware & Development                 $ 44,125
                                                                        --------
                Telecommunication Services - 10.7%
                Integrated Telecommunication Services - 3.6%
    10,000      Innova S De R.L., 9.375%, 9/19/13 (144A)                $ 10,075
    20,000      TSI Telecommunication Services, 12.75%, 2/1/09            20,600
                                                                        --------
                                                                        $ 30,675
                                                                        --------
                Wireless Telecommunication Services - 7.1%
    15,000      MetroPCS, Inc., 10.75, 10/1/11 (144A)                   $ 14,850
    20,000      Mobifon Holdings, 12.5%, 7/31/10 (144A)                   22,050
    15,000      Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)       14,775
    10,000      Rogers Cantel, Inc., 10.5%, 6/1/06                         8,079
                                                                        --------
                                                                        $ 59,754
                                                                        --------
                Total Telecommunication Services                        $ 90,429
                                                                        --------
                Utilities - 1.9%
                Electric Utilities - 1.9%
    15,000      Pacific Gas and Electric Corp., 6.875%, 7/15/08         $ 15,900
                                                                        --------
                Total Utilities                                         $ 15,900
                                                                        --------
                TOTAL CORPORATE BONDS
                (Cost $611,971)                                         $656,255
                                                                        --------
                FOREIGN GOVERNMENT BONDS - 14.2%
20,000,000      Banco nac de Desen Econo, 8.0%, 4/28/10                 $ 10,436
    25,000      Dominican Republic, 9.04%, 1/23/13 (144A)                 19,250
    20,000      Federal Republic of Brazil, 11.0%, 1/11/12                21,400
    24,933      Republic of Columbia, 9.75%, 4/9/11                       27,601
    35,000      Republic of Ecuador, 5.0%, 8/15/30(d)                     23,223
    20,000      Russia Regs., 5.0%, 3/31/30(d)                            18,670
                                                                        --------
                TOTAL FOREIGN GOVERNMENT BONDS
                (Cost $106,106)                                         $120,580
                                                                        --------
                MUNICIPAL BONDS - 2.0%
                Government - 2.0%
    10,000      Indianapolis Industry Airport Authority Revenue,
                6.5%, 11/15/31(d)                                       $  3,475
    15,000      New Jersey Economic Development Authority,
                7.0%, 11/15/30                                            13,686
                                                                        --------
                TOTAL MUNICIPAL BONDS
                (Cost $18,377)                                          $ 17,161
                                                                        --------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                   Value
             TOTAL INVESTMENT IN SECURITIES - 101.1%
             (Cost $790,192)(a)(b)(c)(d)                 $857,137
                                                         --------
             OTHER ASSETS AND LIABILITIES - (1.1)%       $ (9,157)
                                                         --------
             TOTAL NET ASSETS - 100.0%                   $847,980
                                                         --------


144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such secu- rities may be resold normally to qualified institutional buyers in a transaction exempt from reg- istration. At October 31, 2003, the value of these securities amounted to $264,401 or 31.2% of total net assets.

(a) At October 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $790,192 was as follows:

     Aggregate gross unrealized gain for all
     investments in which there is an excess of
     value over tax cost                                               $ 89,505
     Aggregate gross unrealized loss for all
     investments in which there is an excess of
     tax cost over value                                                (22,560)
                                                                        --------
     Net unrealized gain                                                $ 66,945
                                                                        --------

(b) Distribution of investment by country of issue, as a percentage of total investment in securities, is as follows:

     United States          69.0%
     Brazil                  3.7
     Mexico                  3.6
     Norway                  3.2
     Columbia                3.2
     France                  3.2
     Ecuador                 2.7
     Russia                  2.2
     Sweden                  1.8
     Luxembourg              1.7
     Australia               1.7
     United Kingdom          1.6
     Ireland                 1.5
     Canada                  0.9
                           ------
                           100.0%
                           ------

(c)  Security is in default and is non-income producing.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2003 aggregated $965,766 and $965,363, respectively.


The accompanying notes are an integral part of these financial statements.   11

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/03
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $790,192)          $857,137
  Receivables -
   Investment securities sold                                   26,238
   Interest and foreign taxes withheld                          16,437
   Due from Pioneer Investment Management, Inc.                 15,902
  Other                                                          2,715
                                                              --------
    Total assets                                              $918,429
                                                              --------
LIABILITIES:
  Foreign currency, at value (cost $12,669)                   $ 12,699
  Payables -
   Investment securities purchased                              20,000
   Dividends                                                     5,408
  Due to custodian                                              20,946
  Due to affiliates                                              4,089
  Accrued expenses                                               7,307
                                                              --------
    Total liabilities                                         $ 70,449
                                                              --------
NET ASSETS:
  Paid-in capital                                             $749,553
  Accumulated undistributed net investment income               15,883
  Accumulated net realized gain on investments and foreign
     currency transactions                                      15,586
  Net unrealized gain on investments                            66,945
  Net unrealized gain on investments and other assets and
     liabilities denominated in foreign currencies                  13
                                                              --------
        Total net assets                                      $847,980
                                                              --------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $847,980/75,000 shares)                   $  11.31
                                                              --------
MAXIMUM OFFERING PRICE:
  Class A ($11.31 [divided by] 95.50%)                        $  11.84
                                                              --------



12    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/03


INVESTMENT INCOME:
  Interest                                                       $79,994
  Dividends                                                          664
                                                                 --------
    Total investment income                                                     $ 80,658
                                                                                --------
EXPENSES:
  Management fees                                                $ 5,373
  Transfer agent fees                                                666
  Distribution fees                                                1,919
  Administrative fees                                             37,965
  Custodian fees                                                  11,556
  Registration fees                                                6,447
  Professional fees                                               30,175
  Printing                                                         2,207
  Miscellaneous                                                    6,607
  Fees and expenses of nonaffiliated trustees                      6,884
                                                                 --------
    Total expenses                                                              $109,799
    Less management fees waived and expenses
     assumed by Pioneer Investment Management, Inc.                             (104,043)
                                                                                --------
    Net expenses                                                                $  5,756
                                                                                --------
     Net investment income                                                      $ 74,902
                                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
   Investments                                                   $54,746
   Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies                292        $ 55,038
                                                                 --------       --------
  Change in net unrealized gain (loss) from:
   Investments                                                   $151,178
   Forward foreign currency contracts and other assets and
    liabilities denominated in foreign currencies                    (72)        151,106
                                                                 --------       --------
   Net gain on investments and foreign currency transactions                    $206,144
                                                                                --------
   Net increase in net assets resulting from operations                         $281,046
                                                                                --------



The accompanying notes are an integral part of these financial statements.   13

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/03 and 10/31/02, respectively


                                                             Year           Year
                                                            Ended           Ended
                                                           10/31/03       10/31/02
FROM OPERATIONS:
Net investment income                                     $  74,902     $ 76,155
Net realized gain (loss) on investments and foreign
  currency transactions                                      55,038      (17,160)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         151,106      (54,489)
                                                          ---------     --------
     Net increase in net assets resulting
       from operations                                    $ 281,046     $  4,506
                                                          ---------     --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income ($1.00 and $1.02 per share,
  respectively)                                           $ (74,909)    $(76,147)
                                                          ---------     --------
       Total distributions to shareowners                 $ (74,909)    $(76,147)
                                                          ---------     --------
     Net increase (decrease) in net assets                $ 206,137     $(71,641)
NET ASSETS:
Beginning of year                                           641,843      713,484
                                                          ---------     --------
End of year (including accumulated undistributed net
  investment income (distribution in excess) of
  $15,883 and ($2,127), respectively)                     $ 847,980     $641,843
                                                          ---------     --------



14    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Year         Year          8/27/01
                                                            Ended        Ended            to
                                                          10/31/03     10/31/02        10/31/01
CLASS A
Net asset value, beginning of period                      $  8.56      $  9.51       $   10.00
                                                          -------      -------       ---------
Increase (decrease) from investment operations:
  Net investment income                                   $  1.00      $  1.02       $    0.12
  Net realized and unrealized gain (loss) on
     investments and foreign currency transactions           2.75        (0.95)          (0.49)
                                                          -------      -------       ---------
Net increase (decrease) from investment operations        $  3.75      $  0.07       $   (0.37)
Distributions to shareowners:
  Net investment income                                     (1.00)       (1.02)          (0.12)
                                                          -------      -------       ---------
Net increase (decrease) in net asset value                $  2.75      $ (0.95)      $   (0.49)
                                                          -------      -------       ---------
Net asset value, end of period                            $ 11.31      $  8.56       $    9.51
                                                          -------      -------       ---------
Total return*                                               45.58%        0.31%          (3.65)%
Ratio of net expenses to average net assets+                 0.75%        0.75%           0.75%**
Ratio of net investment income to average net assets+        9.76%       10.79%           7.17%**
Portfolio turnover rate                                       124%          47%             89%**
Net assets, end of period (in thousands)                  $   848      $   642       $     713
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
  Net expenses                                              14.37%       18.70%          30.55%**
  Net investment loss                                       (3.68)%      (7.16)%        (22.63)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Global High Yield Fund (the Fund), is a Delaware statutory trust, registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at October 31, 2003 are owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.


The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and rating. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. Market discounts and premiums are accreted or amortized daily; respectively maturity basis and are included in interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

    The Fund's investments in foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.


B. Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

C. Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At October 31, 2003, the Fund had no outstanding portfolio or settlement hedges.

D. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/
     tax differences that may exist.

    The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

--------------------------------------------------------------------------------
                                  2003         2002
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income             $74,909      $76,147
   Long-term capital gain                         -
   Return of capital                 -            -
                               -------      -------
    Total                      $74,909      $76,147
--------------------------------------------------------------------------------

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at October 31, 2003.

--------------------------------------------------------------------------------
                                             2003
--------------------------------------------------------------------------------
  Undistributed ordinary income           $ 23,548
  Undistributed long-term gain              15,586
  Unrealized appreciation                   66,958
                                          --------
    Total                                 $106,092
--------------------------------------------------------------------------------


     At October 31, 2003, The Fund reclassified $18,017 to reduce accumulated net realized gain on investments and $18,017 to decrease accumulated distributions in excess of net investment income. This reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.


E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the year ended October 31, 2003.


F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the loaned securities. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

     Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 0.75% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2003, $3,109 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $795 in transfer agent fees payable to PIMSS at October 31, 2003.

4. Distribution Plans
The Fund adopted a plan of distribution for Class A shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $185 in distribution fees payable to PFD at October 31, 2003.

5. Subsequent Event
The Fund commenced offering Class A, Class B and Class C shares to the general public on December 1, 2003.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Global High Yield Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Global High Yield Fund (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global High Yield Fund at October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2003

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

      U.S. Equity
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Core Equity Fund
      Pioneer Equity Income Fund
      Pioneer Growth Shares
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund
      Pioneer Real Estate Shares
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Select Fund
      Pioneer Europe Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund

      Fixed Income
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer High Yield Fund
      Pioneer Stable Value Fund
      Pioneer Strategic Income Fund
      Pioneer Tax Free Income Fund


      Money Market
      Pioneer Cash Reserves Fund*

  * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Auditors
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------


Name and Age                    Positions Held With the Fund   Term of Office and Length of Service
John F. Cogan, Jr. (77)*        Chairman of the Board,         Since 2001.
                                Trustee and President          Serves until a successor
                                                               trustee is elected or earlier
                                                               retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

=========================================================================================================
Osbert M. Hood (51)**           Trustee and                    Since June, 2003
                                Executive Vice President       Serves until a successor
                                                               trustee is elected or earlier
                                                               retirement or removal.

=========================================================================================================

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.


--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (55)               Trustee                        Since 2001.
3509 Woodbine Street,                                          Serves until a successor trustee is
Chevy Chase, MD 20815                                          elected or earlier retirement or removal.

=========================================================================================================
Richard H. Egdahl, M.D. (77)    Trustee                        Since 2001.
Boston University Healthcare                                   Serves until a successor trustee is
Entrepreneurship Program,                                      elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215

=========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset       Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman           Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited and
affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of
the Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

=====================================================================================================
President and Chief Executive Officer, PIM-USA since         None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
President, Bush International (international financial     Director of Brady Corporation
advisory firm)                                             (industrial identification and
                                                           specialty coated material products
                                                           manufacturer), Millennium Chemicals,
                                                           Inc. (commodity chemicals), Mortgage
                                                           Guaranty Insurance Corporation, and
                                                           R.J. Reynolds Tobacco Holdings, Inc.
                                                           (tobacco)
=====================================================================================================
Alexander Graham Bell Professor of Health Care             None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of
Surgery, Boston University School of Medicine; and
University Professor, Boston University

=====================================================================================================

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


Name, Age and Address            Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)       Trustee                        Since 2001.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
========================================================================================================
Marguerite A. Piret (55)        Trustee                        Since 2001.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.
========================================================================================================
Stephen K. West (75)            Trustee                        Since 2001.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.
========================================================================================================
John Winthrop (67)              Trustee                        Since 2001.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC                                                 elected or earlier retirement or removal.

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (55)      Secretary                      Serves at the discretion of board.
=========================================================================================================

Christopher J. Kelley (39)    Assistant Secretary            Serves at the discretion of board.
=========================================================================================================

David C. Phelan (46)          Assistant Secretary            Serves at the discretion of board.
=========================================================================================================

Vincent Nave (58)             Treasurer                      Serves at the discretion of board.
=========================================================================================================

Luis I. Presutti (38)         Assistant Treasurer            Serves at the discretion of board.
=========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                  Other Directorships Held by this
                                                             Trustee
Founding Director, The Winthrop Group, Inc. (consulting      None
firm); Professor of Management, Faculty of Management,
McGill University
=========================================================================================================
President and Chief Executive Officer, Newbury, Piret &      None
Company, Inc. (investment banking firm)
=========================================================================================================
Senior Counsel, Sullivan & Cromwell (law firm)               Director, The Swiss Helvetia Fund,
                                                             Inc. (closed-end
                                                             investment company)
                                                             and AMVESCAP PLC
                                                             (investment
                                                             managers)
=========================================================================================================
President, John Winthrop & Co., Inc.                         None
(private investment firm)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                    Other Directorships Held by this
                                                               Officer
Secretary of PIM-USA: Senior Vice President-Legal of          None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director
of Compliance of PIM-USA from April 1998 through
October 2000
=====================================================================================================
Assistant Vice President and Senior Counsel of Pioneer        None
since July 2002; Vice President and Senior Counsel of
BISYS Fund Services, Inc. (April 2001 to June 2002);
Senior Vice President and Deputy General Counsel of
Funds Distributor, Inc. (July 2000 to April 2001; Vice
President and Associate General Counsel from July 1996
to July 2000); Assistant Secretary of all of the Pioneer
Funds since September 2003
=====================================================================================================
Partner, Hale and Dorr LLP; Assistant Secretary of all of     None
Pioneer Funds since September 2003
=====================================================================================================
Vice President-Fund Accounting, Administration and            None
Custody Services of Pioneer (Manager from September
1996 to February 1999); and Treasurer of all of the
Pioneer Funds (Assistant Treasurer from June 1999 to
November 2000)
=====================================================================================================
Assistant Vice President-Fund Accounting, Administration      None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
=====================================================================================================

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (45)             Assistant Treasurer            Serves at the discretion of board.
=====================================================================================================
 Katherine Kim Sullivan (30)   Assistant Treasurer            Serves at the discretion of board.
=====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             Other Directorships Held by this
Principal Occupation During Past Five Years                  Officer
Fund Accounting Manager-Fund Accounting, Administration     None
and Custody Services of Pioneer; and Assistant Treasurer
of all of the Pioneer Funds since May 2002
=====================================================================================================
Fund Administration Manager-Fund Accounting,                None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
=====================================================================================================

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321


Retirement plans information                               1-800-622-0176


Telecommunications Device for the Deaf (TDD)               1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                  www.pioneerfunds.com


This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO]

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com


                                                                   14633-00-1203
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December XX, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December XX, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December XX, 2003

* Print the name and title of each signing officer under his or her signature.